Other non-current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other non-current financial assets
Debt securities	€ 302,683	€ 316,071
Equity investments	89,508	187,600
Other financial assets	267,640	292,185
Total	€ 659,831	€ 795,856